SCHEDULE OF ACCRUED EXPENSES (Details) - USD ($)	Jan. 31, 2024	Apr. 30, 2023	Apr. 30, 2022
Payables and Accruals [Abstract]
Accrued payroll	$ 1,198,357	$ 1,535,186	$ 921,759
Accrued bonus	864,214	1,720,606	1,014,833
Accrued professional fees	35,000	490,424	1,706,560
Other accrued expenses	1,182,794	1,165,623	738,749
Total	$ 3,280,365	$ 4,911,839	$ 4,381,901